Description of Organization and Summary of Significant Accounting Policies - Concentrations of credit risk (Details) - Angel Studios, Inc. CIK: 0001671941	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost of revenue | Supplier concentration risk | Vendor A
Description of Organization and Summary of Significant Accounting Policies
Concentration risk percentage	35.00%	41.00%
Cost of revenue | Supplier concentration risk | Vendor B
Description of Organization and Summary of Significant Accounting Policies
Concentration risk percentage	22.00%
Cost of revenue | Supplier concentration risk | Vendor C
Description of Organization and Summary of Significant Accounting Policies
Concentration risk percentage	21.00%
Cost of revenue | Supplier concentration risk | Vendor D
Description of Organization and Summary of Significant Accounting Policies
Concentration risk percentage		13.00%
Total revenue | Customer concentration risk | Customer A
Description of Organization and Summary of Significant Accounting Policies
Concentration risk percentage	12.00%
Licensing receivables | Customer concentration risk | Customer B
Description of Organization and Summary of Significant Accounting Policies
Concentration risk percentage	100.00%